Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Depreciation
Depreciation of property and equipment	¥ 1,526,471	$ 218,282	¥ 1,418,492	¥ 1,299,384
Interest income	801,587	114,625	809,792	780,292
Interest expenses	(90,037)	(12,875)	(57,676)	(22,932)
Equity income of subsidiaries and VIEs	293,919	$ 42,030	166,980	80,301
Total assets	78,843,318		74,936,126		$ 11,274,444
Investments in equity method investees	3,136,784		2,002,043		$ 448,554
Total expenditure for additions of long-lived assets	2,066,538		3,562,586	5,230,737
Inter-segment
Depreciation
Interest income	(1,435)		(1,035)	(1,532)
Interest expenses	1,435		1,035	1,532
Vip.com
Depreciation
Depreciation of property and equipment	928,680		924,097	851,630
Total assets	53,572,887		51,103,217
Investments in equity method investees	2,174,846		1,106,779
Total expenditure for additions of long-lived assets	590,415		870,593	2,330,278
Vip.com | Operating Segment
Depreciation
Interest income	643,679		610,161	654,485
Interest expenses	(86,718)		(57,627)	(22,821)
Equity income of subsidiaries and VIEs	(1,933)		1,647	52,212
Shan Shan Outlets
Depreciation
Depreciation of property and equipment	585,577		476,943	417,226
Total assets	21,650,040		19,971,408
Investments in equity method investees	800,520		760,596
Total expenditure for additions of long-lived assets	1,469,068		2,687,663	2,895,954
Shan Shan Outlets | Operating Segment
Depreciation
Interest income	53,646		41,932	42,807
Interest expenses	(3,319)		(53)	(111)
Equity income of subsidiaries and VIEs	141,924		121,071	112,868
Others
Depreciation
Depreciation of property and equipment	12,214		17,452	30,528
Total assets	3,620,391		3,861,501
Investments in equity method investees	161,418		134,668
Total expenditure for additions of long-lived assets	7,055		4,330	4,505
Others | Operating Segment
Depreciation
Interest income	105,697		158,734	84,532
Interest expenses	(1,435)		(1,031)	(1,532)
Equity income of subsidiaries and VIEs	¥ 153,928		¥ 44,262	¥ (84,779)